Trading liabilities	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Trading liabilities

22	Trading liabilities

	2022	2021
	£m	£m
Deposits by banks[1]	4,337	3,122
Customer accounts[1]	5,812	6,386
Other debt securities in issue	812	1,324
Other liabilities – net short positions in securities	30,304	35,601
At 31 Dec	41,265	46,433
1'Deposits by banks' and 'Customer accounts' include repos, stock lending and other amounts.